Segment Information - Summary of Segment Information and Consolidated Assets, Liabilities and Operating Results (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues from contracts with external customers	₽ 312,574	₽ 299,113	₽ 276,009
Gross profit	₽ 134,818	₽ 138,757	₽ 129,687
Gross margin, %	43.10%	46.40%	47.00%
Depreciation and amortisation	₽ (13,859)	₽ (14,227)	₽ (13,714)
Loss on write-off of non-current assets	(859)	(321)	(1,953)
Impairment of goodwill and non-current assets	(7,222)	(6,081)	(5,202)
Operating profit	49,780	57,167	42,690
Share of profit (loss) of associates, net	10	18	(17)
Finance income	34,056	633	1,176
Finance cost	(42,052)	(47,610)	(54,240)
Loss after tax for the year from discontinued operations, net			(426)
Income tax (expense) benefit	(2,681)	(3,150)	(4,893)
Profit (loss) for the year	13,536	12,570	8,832
Segment assets	317,625	319,127	325,465
Segment liabilities	550,820	563,260	578,053
Investments in associates	293	283	265
Capital expenditures	(6,541)	(7,502)	(5,524)
Mining segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	96,882	100,129	89,647
Steel segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	187,918	172,760	161,639
Power segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	27,774	26,224	24,723
Operating segments [member] | Mining segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	96,882	100,129	89,647
Inter-segment revenues	37,549	42,286	31,907
Gross profit	₽ 77,199	₽ 93,464	₽ 76,515
Gross margin, %	57.40%	65.60%	62.90%
Depreciation and amortisation	₽ (7,621)	₽ (7,979)	₽ (7,912)
Loss on write-off of non-current assets	(572)	(135)	(863)
Impairment of goodwill and non-current assets	(3,684)	(3,800)	(1,336)
Operating profit	32,574	48,190	31,012
Share of profit (loss) of associates, net	10	18	(17)
Finance income	23,387	475	1,082
Intersegment finance income	1,071	1,335	1,401
Finance cost	(28,932)	(34,324)	(37,615)
Intersegment finance cost	(220)	(222)	(1,731)
Income tax (expense) benefit	(5,940)	(3,410)	115
Profit (loss) for the year	11,489	17,210	7,443
Segment assets	208,123	209,630	209,553
Segment liabilities	296,125	371,196	375,944
Investments in associates	293	283	265
Capital expenditures	(4,243)	(5,852)	(3,958)
Operating segments [member] | Steel segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	187,918	172,760	161,639
Inter-segment revenues	5,865	7,622	7,254
Gross profit	₽ 44,433	₽ 34,013	₽ 42,148
Gross margin, %	22.90%	18.90%	25.00%
Depreciation and amortisation	₽ (5,738)	₽ (5,800)	₽ (5,435)
Loss on write-off of non-current assets	(258)	(145)	(1,089)
Impairment of goodwill and non-current assets	(819)	(2,281)	(3,866)
Operating profit	19,831	9,154	11,531
Finance income	9,478	150	93
Intersegment finance income	395	567	2,141
Finance cost	(12,810)	(12,793)	(16,015)
Intersegment finance cost	(1,015)	(1,342)	(1,396)
Loss after tax for the year from discontinued operations, net			(406)
Income tax (expense) benefit	531	(203)	1,485
Profit (loss) for the year	1,331	(4,116)	8,675
Segment assets	97,373	100,543	104,675
Segment liabilities	247,241	184,952	191,242
Capital expenditures	(1,942)	(1,329)	(1,206)
Operating segments [member] | Power segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	27,774	26,224	24,723
Inter-segment revenues	15,471	16,338	15,903
Gross profit	₽ 12,571	₽ 12,724	₽ 11,578
Gross margin, %	29.10%	29.90%	28.50%
Depreciation and amortisation	₽ (500)	₽ (448)	₽ (367)
Loss on write-off of non-current assets	(29)	(41)	(1)
Impairment of goodwill and non-current assets	(2,719)
Operating profit	(3,240)	1,267	701
Finance income	1,191	8	1
Intersegment finance income	41	49	53
Finance cost	(310)	(493)	(610)
Intersegment finance cost	(272)	(387)	(468)
Loss after tax for the year from discontinued operations, net			(20)
Income tax (expense) benefit	83	(229)	(73)
Profit (loss) for the year	(2,544)	228	(312)
Segment assets	7,519	10,417	10,887
Segment liabilities	9,469	9,808	11,057
Capital expenditures	(356)	(321)	(360)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenues	(58,885)	(66,246)	(55,064)
Gross profit	615	(1,444)	(554)
Operating profit	615	(1,444)	(554)
Intersegment finance income	(1,507)	(1,951)	(3,595)
Intersegment finance cost	1,507	1,951	3,595
Income tax (expense) benefit	2,645	692	(6,420)
Profit (loss) for the year	3,260	(752)	(6,974)
Segment assets	4,610	(1,463)	350
Segment liabilities	₽ (2,015)	₽ (2,696)	₽ (190)